Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2018
Earnings per share [Abstract]
Earnings Per Share ("EPS")
42.	EARNINGS PER SHARE (“EPS”)

Basic EPS is calculated by dividing net income attributable to common shareholders by weighted-average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	For the years ended December 31
	2016	2017	2018
Net income attributable to owners	1,261,266	1,512,148	2,033,182
Dividends to hybrid securities	(206,515)	(167,072)	(151,194)
Net income attributable to Common shareholders	1,054,751	1,345,076	1,881,988
Weighted-average number of common shares outstanding	673 million shares	673 million shares	673 million shares
Basic EPS (Unit: Korean Won)	1,567	1,999	2,796

Diluted EPS is equal to basic EPS because there is no dilution effect for the years ended December 31, 2016, 2017 and 2018.